Average Annual Total Returns - FidelityInfrastructureFund-PRO - FidelityInfrastructureFund-PRO - Fidelity Infrastructure Fund	Dec. 30, 2024
Fidelity Infrastructure Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.44%
Since Inception	6.18%	[1]
Fidelity Infrastructure Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.94%
Since Inception	5.90%	[1]
Fidelity Infrastructure Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.32%
Since Inception	4.83%	[1]
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	9.53%
SP212
Average Annual Return:
Past 1 year	6.79%
Since Inception	3.75%

[1]	A From November 5, 2019 .